Schedule of Investments
September 30, 2024 (unaudited)
AmericaFirst Income Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.15%

Aerospace & Defense - 2.13%
RTX Corp.	3,160	382,866

Asset Management - 2.14%
Blue Owl Capital, Inc.	19,802	383,367

Banks - 1.88%
Fifth Third Bancorp	7,875	337,365

Biotechnology - 1.52%
Amgen, Inc.	848	273,234

Capital Markets - 2.54%
The Blackstone Group, Inc.	2,971	454,949

Computer Storage Devices - 2.15%
Seagate Technology Holdings plc	3,528	386,422

Containers & Packaging - 2.09%
Packaging Corporation of America	1,744	375,658

Drawing And Insulating Nonferrous Wire - 2.16%
Corning, Inc.	8,585	387,613

Electric & Other Services Combined - 7.94%
Duke Energy Corp.	4,109	473,768
Edison International	5,470	476,382
FirstEnergy Corp	10,680	473,658

		1,423,808

Electronic Computers- 2.41%
Apple, Inc.	1,853	431,749

Energy - 2.44%
Baker Hughes Co. Class A	12,125	438,319

Finance Services - 5.26%
Fidelity National Information Services, Inc.	4,433	371,264
Jackson Financial, Inc.	6,270	572,012

		943,276

Food Products - 2.63%
Cal-Maine Foods, Inc.	6,313	472,465

Hospital & Medical Service Plans - 2.65%
UnitedHealth Group, Inc.	812	474,760

Household Products - 2.03%
Kimberly-Clark Corp.	2,553	363,241

Insurance - 1.76%
MetLife, Inc.	3,818	314,909

Interactive Media & Services - 3.21%
Alphabet, Inc. Class A	1,150	190,728
Meta Platforms, Inc. Class A	674	385,825

		576,552

Investment Companies - 2.19%
Hercules Capital, Inc.	20,027	393,330

Measuring & Controlling Devices, NEC - 2.39%
Thermo Fisher Scientific, Inc.	694	429,288

Metals & Mining - 3.54%
Newmont Corp.	11,892	635,627

Misc Industrial & Commercial Machinery & Equipment - 1.94%
Eaton Corp. plc	1,051	348,343

Motor Vehicles & Passenger Car Bodies - 1.99%
Ford Motor Co.	33,870	357,667

Multi-Utilities - 2.64%
Public Service Enterprise Group, Inc.	5,301	472,902

Oil, Gas & Consumable Fuels - 6.09%
Civitas Resources, Inc.	6,909	350,079
Exxon Mobil Corp.	3,225	378,035
Phillips 66	2,764	363,328

		1,091,441

Pharmaceuticals - 4.04%
Bristol-Myers Squibb Co.	7,235	374,339
Eli Lilly & Co.	396	350,832

		725,171

Rental & Leasing Services - 1.37%
Global Ship Lease, Inc.	9,229	245,953

Retail-Family Clothing Stores - 1.51%
The TJX Cos., Inc. (2)	2,306	271,047

Retail-Lumber & Other Building Materials Dealers - 1.98%
The Home Depot, Inc.	876	354,955

Security Brokers, Dealers & Flotation Companies - 2.12%
BlackRock, Inc.	400	379,804

Semiconductors & Related Devices - 2.67%
Broadcom, Inc.	2,773	478,343

Services - Banking - 2.12%
Truist Financial Corp.	8,906	380,910

Services-Personal Services - 2.33%
H&R Block, Inc.	6,564	417,142

Software - 1.89%
Oracle Corp.	1,987	338,585

Technology Hardware & Equipment - 2.39%
Dell Technologies, Inc. (2)	3,614	428,404

Total Common Stock	(Cost $ 14,001,302)	16,169,464

Real Estate Investment Trusts - 12.31%

Annaly Capital Management	18,129	363,849
AvalonBay Communities, Inc.	1,617	364,229
Equinix, Inc.	422	374,580
Equity Residential	5,104	380,044
Host Hotels & Resorts, Inc.	19,828	348,973
Ventas, Inc.	5,860	375,802

Total Real Estate Investment Trusts	(Cost $ 1,940,460)	2,207,477

Money Market Registered Investment Companies - 2.98%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.90% (3)	534,983	534,983

Total Money Market Registered Investment Companies	(Cost $ 534,983)	534,983

Total Investments - 105.44%	(Cost $ 16,476,745)	18,911,924

Liabilities Less Other Assets - (5.44%)		(976,448)

Total Net Assets - 100.00%		17,935,476

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$18,911,924	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,911,924	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.